UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21153

Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.5% (2.4% of Total Investments)
$ 2,385	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	$ 1,929,680
	9/01/39 – SYNCORA GTY Insured
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	306,656
	5.875%, 9/01/39
700	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	507,150
	Center, Series 2006A, 5.000%, 12/01/31
3,465	Total Consumer Discretionary			2,743,486
	Consumer Staples – 2.9% (2.0% of Total Investments)
2,340	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,269,777
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 12.8% (8.6% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	232,169
	Series 2002, 5.125%, 9/01/22
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	564,881
	Series 2006, 5.625%, 9/01/38
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	691,221
	Series 2004, 5.250%, 4/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	625,563
	Series 2004, 5.125%, 7/01/34
735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	816,276
	Hospital, Series 2004, Inverse 1003, 13.615%, 7/01/33 (IF)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,015,460
	University, Series 2002A, 5.000%, 7/01/32
925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	886,270
	College of Art, Series 2006, 5.000%, 6/01/30
625	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	584,263
	High School, Series 2005A, 6.000%, 5/01/35
710	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	768,667
	Center Project, Series 2005A, 5.000%, 5/01/18
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	A+	1,010,980
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B,	4/11 at 100.00	AA+	1,032,024
	4.625%, 4/01/21
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	889,536
	5.000%, 10/01/22
890	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	859,099
	5.000%, 11/01/31
9,835	Total Education and Civic Organizations			9,976,409
	Health Care – 27.3% (18.4% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority Revenue Bonds University of Maryland	7/19 at 100.00	A	443,963
	Medical System Issue, Series 2010, 5.125%, 7/01/39
700	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	700,329
	Maryland Medical System, Series 2006, 5.000%, 7/01/31
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	326,803
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/10 at 100.00	AAA	1,002,020
	Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	791,438
	Hospital, Series 2004, 5.500%, 7/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,270,138
	General Hospital, Series 2002, 5.800%, 7/01/32
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	1,671,075
	Center, Series 2006, 5.000%, 7/01/40
1,070	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	836,547
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	765,304
	Hospital, Series 2007A, 5.000%, 7/01/29
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	674,471
	Hospital, Series 2002, 5.125%, 7/01/35
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	786,672
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	A+	1,013,390
	Hospital, Series 2001, 5.000%, 5/15/21
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	931,610
	Institute, Series 2003, 5.500%, 7/01/33
595	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	616,039
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	925,677
	Series 2004, 5.375%, 8/15/24
1,690	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,702,962
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
525	5.000%, 7/01/37	7/17 at 100.00	BBB	475,697
340	5.500%, 7/01/42	7/17 at 100.00	BBB	329,491
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	650,904
	Center, Series 2001, 5.625%, 7/01/31
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	861,475
	Medical Center, Series 2006, 5.000%, 7/01/36
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	1,864,409
	Cecil County, Series 2002, 5.625%, 7/01/32
1,220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	1,185,279
	Hospital, Series 2008, 5.750%, 1/01/38
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	777,317
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
900	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/10 at 100.00	B3	611,334
	5.300%, 7/01/24
22,000	Total Health Care			21,214,344
	Housing/Multifamily – 7.7% (5.2% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	970,131
	7/01/32 (Alternative Minimum Tax)
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	963,413
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	18,359
150	6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	N/R	127,539
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	423,985
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	515,644
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	2,971,320
6,390	Total Housing/Multifamily			5,990,391
	Housing/Single Family – 7.8% (5.2% of Total Investments)
1,280	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	1,337,306
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
595	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	597,077
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,204,020
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	817,698
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
350	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	352,880
620	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	607,990
1,160	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	1,124,342
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
6,020	Total Housing/Single Family			6,041,313
	Industrials – 3.4% (2.3% of Total Investments)
510	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	510,515
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,090	Maryland Economic Development Revenue Bonds, Transportation Facilities Project, Series A and B,	6/20 at 100.00	Baa3	1,114,481
	5.750%, 6/01/35
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	7/10 at 100.00	BBB	1,006,010
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
2,600	Total Industrials			2,631,006
	Long-Term Care – 3.7% (2.4% of Total Investments)
1,050	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	924,651
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	386,464
	Series 2009B, 6.000%, 1/01/23
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	362,372
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
280	5.000%, 1/01/17	No Opt. Call	N/R	258,079
520	5.250%, 1/01/27	1/17 at 100.00	N/R	429,395
540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	480,670
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,170	Total Long-Term Care			2,841,631
	Tax Obligation/General – 17.0% (11.4% of Total Investments)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002,	4/12 at 101.00	AA	1,052,770
	4.375%, 4/01/17
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	441,446
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	1/12 at 101.00	AA	1,330,371
	2002, 4.400%, 1/15/16
710	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	819,127
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,120,890
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	2,174,712
	2005A, 5.000%, 7/01/15
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,697,458
	2006, 5.000%, 5/01/16
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,080,250
	Series 2004C, 5.000%, 12/01/11
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA	1,112,260
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,174,720
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,174,720
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16
11,640	Total Tax Obligation/General			13,178,724
	Tax Obligation/Limited – 30.7% (20.7% of Total Investments)
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	1,127,650
	Series 2003A, 5.000%, 5/01/15
135	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	N/R	133,632
	Bonds, Series 2001A, 5.600%, 7/01/20 – RAAI Insured
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	393,147
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,984,800
	5.500%, 2/01/16
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,268,530
	Headquarters Building, Series 2002, 4.750%, 6/01/22
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	495,950
	Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,209,158
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,594,360
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,757,862
1,210	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	1,035,663
	2005, 5.200%, 7/01/34
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	459,189
	2005, 5.250%, 7/01/35
1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	1,165,428
	7/01/31 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	BBB–	1,016,130
1,205	5.250%, 7/01/20	7/12 at 100.00	BBB–	1,209,398
1,275	5.250%, 7/01/21	7/12 at 100.00	BBB–	1,278,251
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	749,028
	5.500%, 7/01/19 – NPFG Insured
22,420	Total Tax Obligation/Limited			23,878,176
	Transportation – 3.1% (2.0% of Total Investments)
2,210	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	2,366,070
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	U.S. Guaranteed – 21.8% (14.7% of Total Investments) (4)
255	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	299,135
	(Pre-refunded 7/01/16) – AMBAC Insured
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	N/R (4)	114,297
	Bonds, Series 2001A, 5.600%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	302,120
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	323,652
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	838,666
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
770	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	904,835
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	AAA	5,327,386
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22 (Pre-refunded 11/20/12)
1,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,567,151
	(Pre-refunded 7/01/10) – AGM Insured
3,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,646,825
	5.500%, 10/01/40
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,134,400
	5.125%, 6/01/24 – AMBAC Insured
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	256,044
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%,	4/12 at 100.00	AA+ (4)	2,188,980
	4/01/22 (Pre-refunded 4/01/12)
25	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/11 at 101.00	AAA	26,726
	General Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17
	(Pre-refunded 6/01/11)
15,570	Total U.S. Guaranteed			16,930,217
	Utilities – 1.6% (1.1% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/10 at 100.00	N/R	1,250,388
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Water and Sewer – 5.3% (3.6% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/12 at 100.00	AA	2,592,153
	7/01/42 – FGIC Insured
345	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	364,648
	AMBAC Insured
660	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	679,165
	AMBAC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	506,638
	2005A, 5.000%, 9/01/15
4,005	Total Water and Sewer			4,142,604
$ 112,915	Total Investments (cost $113,394,734) – 148.6%			115,454,536
	Floating Rate Obligations – (5.5)%			(4,255,000)
	MuniFund Term Preferred Shares, at Liqudation Value – (23.2)% (5)			(18,000,000)
	Other Assets Less Liabilities – 25.1%			19,513,243
	Auction Rate Preferred Shares, at Liquidation Value – (45.0)% (5)			(35,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 77,712,779

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$115,454,536	$ —	$115,454,536

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $109,473,084.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$ 4,795,569
Depreciation	(3,069,077)
Net unrealized appreciation (depreciation) of investments	$ 1,726,492

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.6% and 30.3%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010